FINANCIAL LEASE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of aging analysis of past due financing lease receivables

The following presents the aging of past‑due financial lease receivables as of December 31, 2017:

	1-90 days	Above 90 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB
Financial lease receivables due from car dealers	—	—	—	432,491	432,491
Financial lease receivables due from consumers	2,808	7,619	10,427	—	10,427
	2,808	7,619	10,427	432,491	442,918

The following present the aging of past‑due financial lease receivables as of December 31, 2018:

	1-90 days	Above 90 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB
Financial lease receivables due from car dealers	—	—	—	239,854	239,854
Financial lease receivables from consumers	—	7,748	7,748	53,799	61,547
	—	7,748	7,748	293,653	301,401

Schedule of components of the net investment in financial lease receivables

	As of
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Total minimum lease payments to be received(i)	419,673	446,163	303,273
Less: Allowance for uncollectibles	(2,624)	(4,225)	(6,890)
Net minimum lease payments receivable	417,049	441,938	296,383
Less: unearned income	(3,587)	(3,245)	(1,872)
Net investment in direct financing and sales-type leases	413,462	438,693	294,511
(i)	As of December 31, 2016, 2017 and 2018, all of the minimum lease payments would be paid in a year. There is no contingent rental for the year ended December 31, 2016, 2017 and 2018, respectively.

Financing lease receivable
Schedule of financial lease receivables

		As of
	December 31,	December 31,	December 31,
	2016	2017	2018
		RMB	RMB
Financial lease receivables due from car dealers	355,574	432,491	239,854
Financial lease receivables due from consumers	60,512	10,427	61,547
Less: allowance for doubtful accounts	(2,624)	(4,225)	(6,890)
	57,888	6,202	54,657
Financial lease receivables, net	413,462	438,693	294,511